Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 637,000
Deferred tax liabilities	(110,839)	¥ 58,345
Changes that directly affected Income tax expense	5,984	(2,444)	¥ (9,102)
Unrecognized tax benefits, that would affect effective tax rate	3,374	12,323	2,345
Unrecognized tax benefits, interest and penalties	1,477	¥ 2,164	¥ 888
Mizuho Securities Company Limited | Japan
Income Taxes [Line Items]
Net operating loss carryforwards	333,000
Mizuho Financial Group Inc
Income Taxes [Line Items]
Undistributed earnings	220,000
Deferred tax liabilities	¥ 21,000